Mosaic Funds
550 Science Drive
Madison, Wisconsin 53711
480/443-9537

February 10, 2003

Filed Electronically by EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:  Mosaic Tax-Free Trust (the "Trust")
        Filing Pursuant to Reg. 230.497(j)
       Registration No. 2-77986; File No. 811-3486

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

W. Richard Mason
Secretary and General Counsel

cc:
John Rashke, Esq.